VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Reserve for Bad Debts and Allowances [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reserve for Bad Debts and Allowances [Member]
Balance	$ 1,987	$ 955	$ 1,319
Charged to costs and expenses	958	1,300	232
Charged to other accounts
Deductions	1,468	268	596
Balance	$ 1,477	$ 1,987	$ 955